Assets and liabilities classified as held-for-sale - Assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets of disposal group as held-for-sale
Property, plant and equipment	$ 6,777,970	$ 6,523,403	$ 5,687,357
Restricted cash	592,290	349,481	357,779
Cash and cash equivalent	1,786,420	1,838,300	2,126,011	$ 1,005,201
Assets	14,424,320	11,918,451	10,115,278
Liabilities of disposal group as held-for-sale
Borrowings	2,290,768	2,184,547	1,442,768
Deferred tax liabilities	1,639	16,412	15,382
Other liabilities	76,060	85,123
Liabilities	5,500,740	5,197,116	4,712,051
Assets and liabilities of disposal group as held-for-sale
Assets of disposal group as held-for-sale
Assets	270,807	$ 37,471	$ 50,813
Disposal group classified as held for sale | Assets and liabilities of disposal group as held-for-sale
Assets of disposal group as held-for-sale
Assets	255,330
Liabilities of disposal group as held-for-sale
Liabilities	143,447
LFoundry
Noncurrent Assets or Disposal Groups Classified as Held for Sale [Line Items]
Investments in subsidiaries	111,900
LFoundry | Assets and liabilities of disposal group as held-for-sale
Assets of disposal group as held-for-sale
Property, plant and equipment	123,677
Goodwill	3,933
Inventories	54,451
Restricted cash	12,960
Trade and other receivables	37,796
Cash and cash equivalent	14,554
Other assets	7,959
Assets	255,330
Liabilities of disposal group as held-for-sale
Borrowings	58,467
Trade and other payables	37,296
Deferred tax liabilities	14,437
Defined benefited obligation	26,475
Other liabilities	6,772
Liabilities	$ 143,447